UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02328

                       BOULDER GROWTH & INCOME FUND, INC.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
              -----------------------------------------------------
                     (Name and address of agent for service)

      registrant's telephone number, including area code: 303-444-5483
                                                         --------------

                   Date of fiscal year end: NOVEMBER 31, 2004
                                           ------------------

                     Date of reporting period: MAY 31, 2004
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       BOULDER GROWTH & INCOME FUND, INC.
                               Semi Annual Report
                                  May 31, 2004


Dear Shareholder:

Howdy Partners! 1 Let's get right to the meat of this report.

                                  Total Returns
                       FOR THE PERIODS ENDING MAY 31, 2004
                       -----------------------------------
                     BIF NAV     BIF NAV              Dow Jones
Most                  WITH       WITHOUT   S&P 500   Industrial    NASDAQ
Recent              DILUTION+   DILUTION    Index      Average    Composite
------              ---------   --------    -----      -------    ---------
3 Months              -5.3%       -5.3%     -1.7%       -3.3%       -2.0%
6 Months               7.6%        7.6%      6.8%        5.2%        1.6%
1 Year                26.0%       26.0%     18.3%       17.6%       25.1%
Since 1/02*           -4.2%        3.8%      1.4%        3.4%        1.6%

-------------
    + The total returns for BIF include the effect of dilution from the 12/2002 rights offering, effecting only the `Since 1/02' returns.
    * Annualized since January 23, 2002, the date the current Advisers became investment advisers to the Fund.

We're a bit disappointed in our results for the most recent quarter. We under-performed all of our relevant benchmarks. However, we are comfortable with the relative results we have achieved since January 23, 2002, when current management took over, although even 2 1/2 years is a relatively short period of time. Nevertheless, we seldom pay much attention to short-term results. Contrary to a lot of contemporary thinking, we believe that the longer the period of performance you are comparing, the more apt it is to reflect the skill, or lack thereof, of the manager and the less likely it is to be the result of luck. We like long periods of success in the "investees" (the securities we buy) and you will seldom find a turnaround situation in our portfolio. We do invest in companies and managements that have had a long run of success but may have had a recent disappointment. We try to judge if the factors causing the disappointment are temporary and will be successfully resolved by management, or whether the disappointment will continue. While this is not an easy thing to predict, we find it far easier to do than to find a start up that will succeed or a company with a long history of disappointment that all of a sudden is purportedly going to be a winner. While we can often find glowing stories in this area, they so seldom pan out that we don't pay much attention to them. We think the same thing is true with picking good mutual funds.

The Fund's stocks outperformed the S&P 500 Index by 0.8% during the 6 months ended May 31, 2004. Berkshire Hathaway, still by far the Fund's largest holding at 27% of assets, was up 6.3% during the period. We sometimes get calls from people asking: "Do you still hold Berkshire Hathaway?" Asking this question is somewhat akin to somebody calling Warren Buffet and asking: "Does Berkshire Hathaway still have Geico Insurance?"

The following are some of the other significant holdings in the Fund and their returns during the period: USG Corp. was down 7%, Merck was up 2.4% and Avalonbay Communities was up 13.9%.



------------------
1 IF YOU READ THE 11/30/2003 SHAREHOLDER LETTER, WE SAID WE'D NEVER BE CALLED
  "GUNSLINGERS," BUT WE DIDN'T SAY ANYTHING ABOUT USING COWBOY JARGON. BESIDES, WE REALLY DO CONSIDER YOU PARTNERS.

Real Estate Investment Trusts ("REITs") overall were down sharply in April. Take a look at the table above and you'll see that BIF with a -5.3% return, under-performed the S&P 500 Index by 3.6% in the latest quarter. Obviously, we outperformed the S&P 500 Index during the first quarter, since the 6-month return for BIF is 0.8% greater. Most of this is explained by the Fund's significant holdings in REITs. When it became a widespread belief that interest rates were going up, REITs were treated like other interest sensitive assets and declined dramatically. We have a different view and believe that an improving economy will benefit the REITs we own in several ways: (1) higher occupancy rates; (2) higher rental rates--most of our REITs will be able to raise rents fairly much in line with any increased inflation; and (3) fixed borrowing costs--most of our REITs have an above average amount of cheap fixed rate borrowings which will allow them to enjoy a leveraged benefit if the above two assumptions are correct. We expect that most of our REIT holdings will raise their earnings and dividends as interest rates increase, and that is why we bought them in the first place. Consequently, we suffered paper losses in our REITs, but our holdings were essentially unchanged during this rather abrupt re-pricing of them. Nonetheless, when REITs went down, the Fund's NAV suffered as a result. The NAREIT Index, a commonly used REIT index which will be used here to demonstrate a point, started moving down on April 2, and suddenly holders of REITs couldn't seem to sell them fast enough. The NAREIT Index bottomed out on May 10, having gone down some 18% from the high. It has since recovered with about a 10% increase from the low, but still below the highs it reached.

                       NAREIT INDEX - 12/01/03 TO 5/31/04

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Dec-03   2132
Dec-03   2123
Dec-03   2120
Dec-03   2112
Dec-03   2112
Dec-03   2129
Dec-03   2127
Dec-03   2119
Dec-03   2134
Dec-03   2142
Dec-03   2128
Dec-03   2143
Dec-03   2147
Dec-03   2149
Dec-03   2154
Dec-03   2165
Dec-03   2165
Dec-03   2170
Dec-03   2175
Dec-03   2189
Dec-03   2195
Dec-03   2178
Jan-04   2175
Jan-04   2176
Jan-04   2180
Jan-04   2169
Jan-04   2175
Jan-04   2176
Jan-04   2180
Jan-04   2183
Jan-04   2197
Jan-04   2194
Jan-04   2180
Jan-04   2182
Jan-04   2188
Jan-04   2196
Jan-04   2213
Jan-04   2241
Jan-04   2259
Jan-04   2255
Jan-04   2257
Jan-04   2271
Feb-04   2301
Feb-04   2298
Feb-04   2254
Feb-04   2267
Feb-04   2307
Feb-04   2308
Feb-04   2322
Feb-04   2336
Feb-04   2313
Feb-04   2297
Feb-04   2304
Feb-04   2299
Feb-04   2296
Feb-04   2296
Feb-04   2296
Feb-04   2300
Feb-04   2320
Feb-04   2316
Feb-04   2321
Mar-04   2350
Mar-04   2365
Mar-04   2376
Mar-04   2386
Mar-04   2400
Mar-04   2397
Mar-04   2397
Mar-04   2367
Mar-04   2341
Mar-04   2369
Mar-04   2355
Mar-04   2355
Mar-04   2393
Mar-04   2404
Mar-04   2409
Mar-04   2397
Mar-04   2408
Mar-04   2384
Mar-04   2416
Mar-04   2393
Mar-04   2409
Mar-04   2433
Mar-04   2451
Apr-04   2472
Apr-04   2441
Apr-04   2343
Apr-04   2253
Apr-04   2288
Apr-04   2246
Apr-04   2129
Apr-04   2115
Apr-04   2091
Apr-04   2137
Apr-04   2161
Apr-04   2170
Apr-04   2092
Apr-04   2098
Apr-04   2129
Apr-04   2110
Apr-04   2120
Apr-04   2139
Apr-04   2120
Apr-04   2090
Apr-04   2077
May-04   2108
May-04   2125
May-04   2106
May-04   2104
May-04   2029
May-04   2003
May-04   2022
May-04   2022
May-04   2025
May-04   2048
May-04   2061
May-04   2099
May-04   2054
May-04   2095
May-04   2094
May-04   2117
May-04   2160
May-04   2192
May-04   2202
May-04   2223

The Fund's performance doesn't live and die with the REITs it owns, but with 28.6% invested in them, they do have an impact.

We read lots of annual reports. We read the annual reports of companies the Fund owns; we read annual reports of some companies we find interesting. And some we read late at night, when we're having trouble falling asleep. We read the financials, the footnotes, and one of the things we will usually read is the shareholder letter from the President or the CEO. If the company's legal department writes it, then it's usually filled with disclaimers and definitions--lawyers hate to be misunderstood. But to an investor it won't give you any of the CEO's thoughts or evaluations of the business. Sometimes, though not always, you can glean insights from the shareholder letter that is pertinent to us as investors in the company. Berkshire Hathaway is a golden example of such a letter. If you've never read one, it is highly recommended reading for investors.

The Fund currently has about 2% of its assets in cash or cash equivalents as of the date of this letter. We had over 10% in cash, however since the date of this report we decided to pay down $11 million on the line of credit we had, thus reducing the Fund's leverage to $9 million, down from $20 million as of May 31, 2004. We always have the option of drawing the $11 million back down again if we find something to buy. Short-term interest rates have climbed in recent months in anticipation of the Fed raising interest rates. This has caused an increase in our cost of leverage. The Fund had been paying in the 2.1% range, but more recently the cost has jumped to 2.4%.

Our website at WWW.BOULDERFUNDS.NET is an excellent source for information on the Fund. If you've lost your annual report, or want to read an old one, it's available on the website. You will also find information about the Boulder Growth & Income Fund's sister fund - the Boulder Total Return Fund.


/S/ STEWART R. HOREJSI

Stewart R. Horejsi
June 25, 2004




----------------
NOTHING IN THIS SEMI-ANNUAL REPORT SHOULD BE CONSIDERED AS INVESTMENT ADVICE. THIS LETTER EXPLAINS THE MANAGERS' VIEWS AS OF ITS DATE, WHICH MAY HAVE SUBSEQUENTLY CHANGED.

                       BOULDER GROWTH & INCOME FUND, INC.

                                    EXHIBIT 1
                                   (UNAUDITED)


       CHANGE IN PRINCIPAL VALUE OF ASSET CLASSES 11/30/2003 TO 5/31/2004

                                                           COMMON STOCK INVESTMENTS
                                                           ------------------------
                                                                                      CORPORATE BONDS
                                                              REITS      INDUSTRIALS     & WARRANTS        AMPS          TOTAL
                                                           -----------   -----------  ---------------  -----------  ------------
    Beginning Market Value.........     11/30/2003         $28,926,295   $57,751,690        $107,111   $        --  $ 86,785,096
    Cost of Purchases..............12/1/2003 - 05/31/2004    5,052,285     2,923,112              --    13,000,000  $ 20,975,397
    Proceeds from Sales............12/1/2003 - 05/31/2004    6,289,686     4,976,875              --     4,000,000  $ 15,266,561
                                                           -----------   -----------        --------   -----------  ------------
    Net Purchases / (Sales) .......                         (1,237,401)   (2,053,763)            --      9,000,000  $  5,708,836

    Beginning Market Value Plus Net Purchases/(Sales)       27,688,894    55,697,927         107,111     9,000,000    92,493,932
                                                           -----------   -----------        --------   -----------  ------------
    Net Appreciation...............                          1,214,079     4,619,286           3,121            --  $  5,836,486
    Ending Market Value............      5/31/2004          28,902,973    60,317,213         110,232     9,000,000  $ 98,330,418
                                                           -----------   -----------        --------   -----------  ------------
    Number of Issues Held..........      5/31/2004                  19            20               2             5
    Cash and Other Assets and Liabilities                                                                           $  2,481,461
                                                                                                                    ------------

    Total Net Assets (including $20,000,000 leverage)                                                               $100,811,879
                                                                                                                    ============


The information in the table below is unaudited.

                                 FINANCIAL DATA

                                             PER SHARE OF
                                             COMMON STOCK
                                        -----------------------
                                       NET ASSET      NYSE
                                         VALUE    CLOSING PRICE
                                        -------   ------------
    12/31/03 .......................     $6.88       $6.30
     1/31/04 .......................     $7.30       $6.46
     2/29/04 .......................     $7.54       $6.47
     3/31/04 .......................     $7.55       $6.55
     4/30/04 .......................     $7.07       $6.23
     5/31/04 .......................     $7.13       $5.83

BOULDER GROWTH & INCOME FUND, INC.                      PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     SHARES       VALUE
                                                                                                     ------       -----
DOMESTIC COMMON STOCKS - 105.8%
                    BEVERAGES -  1.8%  Pepsi Bottling Group, Inc. ...........................         50,000  $  1,450,000
                                                                                                              ------------
           BUILDING MATERIALS -  3.5%  USG Corporation+o ....................................        200,000     2,810,000
                                                                                                              ------------
                  DIVERSIFIED - 34.1%  Berkshire Hathaway Inc., Class A+o ...................            310    27,590,000
                                                                                                              ------------
           FINANCIAL SERVICES -  6.4%  Federated Investors, Inc. ............................         40,000     1,191,200
                                       H&R Block, Inc. ......................................         45,000     2,198,250
                                       Providian Financial Corporation+o ....................        130,000     1,768,000
                                                                                                              ------------
                                                                     TOTAL FINANCIAL SERVICES                    5,157,450
                                                                                                              ------------
        FOOD-MISC/DIVERSIFIED -  1.7%  Sara Lee Corporation .................................         60,000     1,374,000
                                                                                                              ------------
              HEALTH CARE PRODUCTS &
                     SERVICES -  1.3%  AmerisourceBergen Corporation ........................         18,000     1,079,640
                                                                                                              ------------
                   INDUSTRIAL -  2.6%  Eastman Kodak Company ................................         80,000     2,094,400
                                                                                                              ------------
                    INSURANCE -  6.6%  AON Corporation ......................................         45,000     1,243,350
                                       Fidelity National Financial, Inc. ....................         38,500     1,447,215
                                       First American Corporation ...........................         40,000     1,038,400
                                       Torchmark Corporation ................................         30,000     1,625,700
                                                                                                              ------------
                                                                              TOTAL INSURANCE                    5,354,665
                                                                                                              ------------
              PHARMACEUTICALS -  9.2%  Bristol-Meyers Squibb Companyo .......................         82,000     2,072,140
                                       Merck & Company, Inc.o ...............................         65,000     3,074,500
                                       Pfizer, Inc. .........................................         66,000     2,332,440
                                                                                                              ------------
                                                                        TOTAL PHARMACEUTICALS                    7,479,080
                                                                                                              ------------
                        REITS - 35.8%  Archstone-Smith Realty Trust .........................         70,000     2,033,500
                                       Arden Realty Inc. ....................................         45,000     1,334,250
                                       AvalonBay Communities Inc. ...........................         69,000     3,757,050
                                       Boston Properties, Inc. ..............................          6,100       301,096
                                       Boykin Lodging Company+ ..............................        178,900     1,311,337
                                       Equity Residential Properties Trust ..................         40,000     1,177,600
                                       First Industrial Realty Trust, Inc. ..................         26,000       931,840
                                       Gables Residential Trust .............................         20,000       675,000
                                       Health Care Property Investors Inc.o .................         82,000     1,970,460
                                       Healthcare Realty Trust Inc. .........................         33,000     1,206,150
                                       Hospitality Properties Trust .........................         34,000     1,391,620
                                       HRPT Properties Trusto ...............................        260,000     2,561,000
                                       Liberty Property Trust ...............................         19,000       757,910
                                       Pan Pacific Retail Properties, Inc. ..................         30,000     1,380,000
                                       Post Properties, Inc. ................................         78,000     2,269,800
                                       Prentiss Properties Trust ............................         56,600     1,867,800
                                       Regency Centers Corporation ..........................         40,000     1,612,000
                                       Simon Property Group Inc. ............................         13,000       670,410
                                       Vornado Realty Trust .................................         31,000     1,694,150
                                                                                                              ------------
                                                                                  TOTAL REITS                   28,902,973
                                                                                                              ------------
                      SAVINGS & LOAN
                    COMPANIES -  2.8%  Washington Mutual, Inc. ..............................         51,000     2,227,680
                                                                                                              ------------
TOTAL DOMESTIC COMMON STOCKS
                   (Cost $69,588,069) ......................................................................    85,519,888
                                                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.                      PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     SHARES       VALUE
                                                                                                     ------       -----
FOREIGN COMMON STOCKS - 4.6%
                  NETHERLANDS -  2.9%  Heineken NV ..........................................         31,250  $  1,033,398
                                       Unilever NV, ADR .....................................         20,000     1,319,400
                                                                                                              ------------
                                                                            TOTAL NETHERLANDS                    2,352,798
                                                                                                              ------------
               UNITED KINGDOM -  1.7%  Diageo PLC, Sponsored ADR ............................         25,000     1,347,500
                                                                                                              ------------
TOTAL FOREIGN COMMON STOCKS
                    (Cost $3,101,488)                                                                            3,700,298
                                                                                                              ------------

AUCTION MARKET PREFERRED SECURITIES- 11.1%
                                       Cohen & Steers Advantage Income Realty Fund, Inc.,
                                        Series TH ...........................................             80     2,000,000
                                       Cohen & Steers Premium Income Realty Fund Inc.,
                                        Series M ............................................            120     3,000,000
                                       Pimco Corporate Opportunity Fund, Series M ...........             40     1,000,000
                                       Preferred Income Strategies Fund, Inc., Series M .....             40     1,000,000
                                       Scudder RREEF Real Estate Fund II, Series TH7 ........             80     2,000,000
                                                                                                              ------------
TOTAL AUCTION MARKET PREFERRED SECURITIES
                    (Cost $9,000,000) .......................................................                    9,000,000
                                                                                                              ------------

WARRANTS - 0.0%**
(Cost $0)
                                       ONO Finance Certificate, Warrant, Expires 05/31/09+***          1,500            15
                                                                                                              ------------
                                                                                                     PAR
                                                                                                   -------

CORPORATE BONDS - 0.1%
(Cost $120,000)
                     AIRLINES -  0.1%  American Airlines Inc., Pass-through Certificates,
                                         7.800% due 10/01/06 ................................   $    120,000       110,217
                                                                                                              ------------

U.S. TREASURY BILLS - 2.5%
(Cost $1,999,573)
                                         0.855% due 06/10/04++ ..............................      2,000,000     1,999,573
                                                                                                              ------------

REPURCHASE AGREEMENT - 1.0%
(Cost $791,000)
                                       Agreement with PNC Capital Markets, 0.850% dated
                                        05/28/04 to be repurchased at $791,075 on
                                        06/01/04, collateralized by $800,000 U.S. Treasury
                                        Bills, 1.500% due 11/18/04 (Value $794,800) ........................       791,000
                                                                                                              ------------
TOTAL INVESTMENTS (COST $84,600,130*) - 125.1% .............................................................   101,120,991
OTHER ASSETS AND LIABILITIES - (25.1%) .....................................................................   (20,309,112)
                                                                                                              ------------
NET ASSETS - 100.0% ........................................................................................  $ 80,811,879
                                                                                                              ============

-----------
*      Aggregate cost for Federal tax purposes.
**     Amount represents less than 0.1% of net assets.
***    Security is a private placement.
o At May 31, 2004, securities or a partial position of these securities were pledged as collateral for the loan outstanding. These securities held with the custodian as segregated assets, have an aggregate market value of $40,663,600.
+      Non-income producing security.
++     Annualized yield at date of purchase.
ADR    American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MAY 31, 2004 (UNAUDITED)


ASSETS:
   Investments, at value (Cost $84,600,130) (Note 1)
      See accompanying schedule ...................................................................  $  101,120,991
   Cash ...........................................................................................              11
   Dividends and interest receivable ..............................................................         122,445
   Prepaid expenses ...............................................................................          51,607
                                                                                                     --------------
         TOTAL ASSETS .............................................................................     101,295,054

LIABILITIES:
   Loan payable to bank (Note 9) .................................................    $  20,000,000
   Investment co-advisory fees payable (Note 2) ..................................          104,358
   Deferred compensation - director (Note 10) ....................................          100,325
   Administration and co-administration fees payable (Note 2) ....................           23,379
   Legal fees payable ............................................................           22,627
   Interest due on loan payable to bank (Note 9) .................................           19,022
   Audit fees payable ............................................................           18,750
   Accrued expenses and other payables ...........................................          194,714
                                                                                      -------------
         TOTAL LIABILITIES ........................................................................      20,483,175
                                                                                                     --------------
NET ASSETS ........................................................................................  $   80,811,879
                                                                                                     ==============

NET ASSETS consist of:
   Accumulated net investment loss ................................................................  $     (189,666)
   Accumulated net realized loss on investments sold ..............................................     (18,182,599)
   Unrealized appreciation of investments .........................................................      16,520,861
   Par value of Common Stock (Note 4) .............................................................         113,278
   Paid-in capital in excess of par value of Common Stock (Note 4) ................................      82,550,005
                                                                                                     --------------
         TOTAL NET ASSETS .........................................................................  $   80,811,879
                                                                                                     ==============

NET ASSET VALUE
(Net Asset Value, $80,811,879/11,327,784 shares outstanding) ......................................  $         7.13
                                                                                                     ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)


INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $1,793) ........................................   $  1,211,562
  Interest ......................................................................................         19,741
                                                                                                    ------------
         TOTAL INVESTMENT INCOME ................................................................      1,231,303

EXPENSES:
   Investment co-advisory fees (Note 2) . .......................................    $    632,142
   Administration and co-administration fees (Note 2) ...........................         159,270
   Legal and audit fees .........................................................          79,537
   Insurance expenses ...........................................................          28,408
   Printing fees ................................................................          26,297
   Directors fees and expenses (Note 2) .........................................          17,109
   Other ........................................................................         139,212
   Fees waived by the Administrator .............................................         (23,574)
                                                                                     ------------
   OPERATING EXPENSES ...........................................................       1,058,401
   Interest on outstanding loan payable (Note 9) ................................         194,990
                                                                                     ------------
         TOTAL EXPENSES .........................................................................      1,253,391
                                                                                                    ------------

NET INVESTMENT LOSS .............................................................................        (22,088)
                                                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain/(loss) on:
         Securities .............................................................................      3,121,718
         Foreign currencies and net other assets ................................................         (5,334)
                                                                                                    ------------
  Net realized gain on investments during the period ............................................      3,116,384
                                                                                                    ------------
  Change in unrealized appreciation of investments during the period ............................      2,714,718
                                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................................................      5,831,102
                                                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................   $  5,809,014
                                                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     MAY 31, 2004            YEAR ENDED
                                                                                      (UNAUDITED)         NOVEMBER 30, 2003
                                                                                   ----------------       -----------------
OPERATIONS:
  Net investment income/(loss) ................................................     $      (22,088)        $        63,621
  Net realized gain/(loss) on investments sold during the period ..............          3,116,384              (8,075,680)
  Change in unrealized appreciation of investments during the period ..........          2,714,718              22,303,711
                                                                                    --------------         ---------------
  Net increase in net assets resulting from operations ........................          5,809,014              14,291,652

DISTRIBUTIONS:
  Dividends paid from net investment income to shareholders ...................           (283,195)               (736,306)
                                                                                    --------------         ---------------

TOTAL DISTRIBUTIONS ...........................................................           (283,195)               (736,306)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Rights Offering (Note 8) ......................................             --                  24,581,291
  Expenses incurred for Rights Offering (Note 8) ..............................             --                    (159,614)
                                                                                    --------------         ---------------

NET INCREASE IN NET ASSETS FOR THE PERIOD .....................................          5,525,819              37,977,023

NET ASSETS:
  Beginning of period .........................................................         75,286,060              37,309,037
                                                                                    --------------         ---------------
  End of period (including undistributed net investment income/
     (accumulated net investment loss) of ($189,666) and $115,617,
     respectively) ............................................................     $   80,811,879         $    75,286,060
                                                                                    ==============         ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.


--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)


Cash flows from operating activities:
   Investment income received ...............................    $       15,089
   Dividend income received .................................         1,229,394
   Payment of operating expenses ............................          (999,775)
   Proceeds from sales of long-term securities ..............        15,261,227
   Purchases of long-term securities ........................       (20,975,397)
   Net proceeds from short-term investments .................         5,965,282
                                                                 --------------
CASH PROVIDED BY OPERATING ACTIVITIES .......................                         $    495,820

Cash flows from financing activities:
   Distributions paid .......................................          (283,195)
   Interest expense .........................................          (213,333)
                                                                 --------------
CASH USED BY FINANCING ACTIVITIES ...........................                             (496,528)
                                                                                      ------------

   Decrease in cash .........................................                                 (708)
   Cash at beginning of period ..............................                                  719
                                                                                      ------------
   Cash at end of period ....................................                         $         11
                                                                                      ============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ........                         $  5,809,014
   Increase in investments* .................................    $   (5,584,431)
   Decrease in interest and dividends receivable ............            17,621
   Increase in other assets .................................           (12,333)
   Increase in accrued expenses .............................            70,959
   Interest expense .........................................           194,990
                                                                 --------------
CASH PROVIDED BY OPERATING ACTIVITIES .......................                         $    495,820
                                                                                      ============

-----------
*      Includes unrealized appreciation of $16,520,861.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       BOULDER GROWTH & INCOME FUND, INC.

                              FINANCIAL HIGHLIGHTS


             FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                        SIX MONTHS         YEAR       FIVE MONTH
                                           ENDED           ENDED     PERIOD ENDED
                                       MAY 31, 2004    NOVEMBER 30,  NOVEMBER 30,                YEAR ENDED JUNE 30,
                                                                                    --------------------------------------------
                                        (UNAUDITED)        2003         2002(B)       2002        2001        2000         1999
                                         ---------    ----------     ----------     -------     -------     -------      -------
OPERATING PERFORMANCE:
Net asset value, beginning of period.    $    6.65    $     6.59     $     7.15     $  8.65     $  8.96     $ 10.07      $ 10.75
                                         ---------    ----------     ----------     -------     -------     -------      -------
Net investment income/(loss).........        (0.00)(d)     (0.03)          0.02        0.58        0.70        0.67         0.78
Net realized and unrealized gain/(loss)
      on investments.................         0.51          1.23          (0.58)      (1.49)      (0.31)      (1.02)       (0.70)
                                         ---------    ----------     ----------     -------     -------     -------      -------
Total from investment operations.....         0.51          1.20          (0.56)      (0.91)       0.39       (0.35)        0.08
                                         ---------    ----------     ----------     -------     -------     -------      -------
DISTRIBUTIONS:
Dividends paid from net investment
      income to shareholders.........        (0.03)        (0.07)         --          (0.59)      (0.70)      (0.76)       (0.76)
                                         ---------    ----------     ----------     -------     -------     -------      -------
Total distributions..................        (0.03)        (0.07)         --          (0.59)      (0.70)      (0.76)       (0.76)
                                         ---------    ----------     ----------     -------     -------     -------      -------
Accretive/(Dilutive) Impact of the
      Rights Offering ++.............        --            (1.07)         --          --          --          --           --
                                         ---------    ----------     ----------     -------     -------     -------      -------
Net asset value, end of period.......    $    7.13    $     6.65     $     6.59     $  7.15     $  8.65     $  8.96      $ 10.07
                                         =========    ==========     ==========     =======     =======     =======      =======
Market value, end of period..........    $    5.83    $     5.50     $     5.22     $  6.78     $  8.50     $  8.25      $  9.63
                                         =========    ==========     ==========     =======     =======     =======      =======
Total investment return based on net
      asset value(a)(c) .............        7.64%         2.37%        (7.83)%    (11.36)%       4.41%     (3.70)%        0.64%
                                         =========    ==========     ==========     =======     =======     =======      =======
Total investment return based on
      market value(a)(c).............        6.42%         6.89%       (23.01)%    (14.47)%      11.77%     (6.81)%        7.85%
                                         =========    ==========     ==========     =======     =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Ratio of operating expenses to average
      net assets.....................        2.09%+++      1.93%          4.40%+++    1.95%+      1.82%+      2.51%+       1.12%
Ratio of operating expenses to average
      net assets without fee waivers.        2.52%+++      --             --          --          --          --           --
Ratio of operating expenses including
      interest expense to average net
      assets.........................        2.48%+++      2.30%          --          --          --          --           --
Ratio of net investment income/(loss) to
      average net assets.............      (0.04)%+++      0.08%         0.79%+++     6.96%       8.03%       7.08%        7.46%
SUPPLEMENTAL DATA:
Portfolio turnover rate..............          16%           40%           21%         180%         83%         53%          58%
Net assets, end of period (in 000's).    $  80,812    $   75,286      $ 37,309      $40,514    $ 48,990    $ 50,591     $ 56,841
Number of shares outstanding at end of
      period (in 000's)..............       11,328        11,328         5,664        5,664       5,664       5,644        5,644

----------------------------------------
(a) Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
(b) Fiscal year end changed to November 30. Prior to this, the fiscal year end was June 30.
(c) Total return is not annualized for periods less than one year.
(d) Amount represents less than $0.01 per share.
  + For the years ended June 30, 2002, 2001 and 2000, the ratio of expenses to average net assets excluding the costs attributable to a proxy contest and related matters was 1.65%, 1.26% and 1.55%, respectively.
 ++ The Rights Offering was fully subscribed at a subscription price of $4.34 at 5,663,892 shares which equals $24,581,291 in gross proceeds. The Rights Offering had a $(1.06) NAV impact and the $159,614 expenses associated with the Rights Offering had a $(0.01) NAV impact.
+++ Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       BOULDER GROWTH & INCOME FUND, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

     Boulder Growth & Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets by the number of shares of Common Stock outstanding. The value of the Fund's net assets is deemed to equal the value of the Fund's total assets less the Fund's liabilities. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price ("NOCP") on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis, with premiums and discounts being amortized or accreted, respectively.

     Cash distributions received from the Fund's investment in real estate investment trusts ("REITs") and registered investment companies ("RICs") are recorded as income. A portion of these distributions are returns of capital. As of May 31, 2004, all accumulated net realized gains relating to returns of capital from REIT distributions have been reclassified to unrealized gain.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a registered investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to qualify as a registered investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     CASH: Cash as used in the Statement of Cash Flows is the amount reported in the Statements of Assets and Liabilities. Information on cash payments or any cash movement is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

                       BOULDER GROWTH & INCOME FUND, INC.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


2. INVESTMENT CO-ADVISORY FEES, DIRECTORS' FEES, ADMINISTRATION FEE, CO-ADMINISTRATION FEE, CUSTODY FEE AND TRANSFER AGENT FEE
     Boulder Investment Advisers, L.L.C. ("BIA") and Stewart Investment Advisers ("SIA") serve as the Fund's Co-Investment Advisers ("Advisers"). The Fund pays the Advisers a monthly fee at an annual rate of 1.25% of the value of the Fund's average monthly net assets. The equity owners of BIA are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC"), and the Lola Brown Trust No. 1B (the "Lola Trust"), each of which is considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act. Stewart West Indies Trading Company, Ltd. is a Barbados international business company doing business as Stewart Investment Advisers. SIA receives a monthly fee equal to 75% of the fees earned by the Advisers, and BIA receives 25% of the fees earned by the Advisers. The equity owner of SIA is the Stewart West Indies Trust, considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act. The Advisers agreed to waive one half of their fee on the proceeds from the December 2002 rights offering, and on the proceeds from the $20 million Line of Credit with Custodial Trust Company of Bear Stearns on April 16, 2003, until such time as more than 50% of the respective proceeds plus cash on hand at the time the proceeds were received, are invested, which has since then occurred.

     Fund Administrative Services, LLC ("FAS") serves as the Fund's Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund including: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses and other administrative tasks. As of February 1, 2004, under the Co-Administration Agreement, the Fund pays FAS a monthly fee calculated at an annual rate of 0.20% of the value of the Fund's average monthly net assets up to $250 million; 0.18% of the Fund's average monthly net assets on the next $150 million; and, 0.15% on the value of the Fund's average monthly net assets over $400 million. Notwithstanding, FAS has agreed to cap the Fund's total administration costs at 0.30% (including administration and co-administration, transfer agent, and custodian fees). As such, FAShas agreed to waive a portion of its fees should the total monthly administration expenses exceed 0.30%. Prior to February 1, 2004, the Fund paid FAS a monthly fee, calculated at an annual rate of 0.30% of the value of the Fund's average monthly net assets out of which FAS was required to pay any fees for outsourcing any administrative, custodial or transfer agency services, which it had done. The equity owners of FAS are EALLC and the Lola Trust, each of which is considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act.

     The Fund pays each Director who is not a director, officer or employee of the Advisers or FAS a fee of $8,000 per annum, plus $3,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. The Fund will also reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Co-administrator and Transfer Agent. As Co-administrator, PFPC calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. The Fund pays PFPC a fee on a monthly basis based on average net assets. PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian. As compensation to PFPC Trust Company, the Fund pays PFPC Trust Company a monthly fee based on the Fund's monthly gross assets.


3. PURCHASES AND SALES OF SECURITIES
     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 2004, excluding short-term investments, aggregated $20,975,397 and $15,266,561 respectively.

     At May 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $16,858,763 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $337,902.


4. COMMON STOCK
     At May 31, 2004, 250,000,000 shares of $0.01 par value Common Stock were authorized.

                       BOULDER GROWTH & INCOME FUND, INC.

5. PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY
     The Fund operates as a "non-diversified" investment company, as defined in the 1940 Act. As a result of being "non-diversified", with respect to 50% of the Fund's portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund's portfolio, although no single investment can exceed 25% of the Fund's total assets at the time of purchase. A more concentrated portfolio may cause the Fund's net asset value to be more volatile than it has been historically and thus may subject shareholders to more risk. The Fund may hold a substantial position (up to 25% of its assets) in the common stock of a single issuer. As of May 31,2004, the Fund held a significant position in Berkshire Hathaway, Inc., and thus, the volatility of the Fund's common stock, and the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

     At the April 2003 shareholder meeting, Shareholders approved a proposal that permits the Fund to be concentrated in REITs (real estate investment trusts). REITs are securities of companies whose primary objective is investment in real property or providing services to real property interests. The Fund must invest at least 25% of its assets in REIT securities. The Fund intends to invest in REIT securities primarily for income. Risks associated with investing in REITs include the potential for loss of value if there is an underlying decline in value of the properties in which the REIT invests. Property valuations may rise and fall with either local economic conditions or with the national economy. Furthermore, the dividend income paid by a REIT may be reduced or eliminated. In addition, the Fund bears its ratable share of REIT expenses while still paying management fees on the Fund assets so invested.

     The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers, consistent with being a "non-diversified" fund. As a result, the Fund is subject to a greater risk of loss than a diversified fund or a fund that has diversified its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund's net asset value reflecting fluctuation in the value of large Fund holdings. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in common stocks. Common stocks include dividend-paying closed-end funds and REITs. The portion of the Fund's assets that are not invested in common stocks may be invested in fixed income securities and cash equivalents. The term "fixed income securities" includes RICs whose objective is income, REITs, bonds, U.S. Government securities, notes, bills, debentures, preferred stocks, convertible securities, bank debt obligations, repurchase agreements and short-term money market obligations.


6. SIGNIFICANT SHAREHOLDERS
     On May 31, 2004, trusts and other entities affiliated with Stewart R. Horejsi and the Horejsi family owned 2,354,600 shares of Common Stock of the Fund, representing approximately 20.79% of the total Fund shares.


7. SHARE REPURCHASE PROGRAM:
     In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.


8. RIGHTS OFFERING
     On October 15, 2002 the Fund's shareholders approved a transferable rights offering which would permit shareholders to acquire one new share of the Fund for each share held. The rights were transferable, which allowed shareholders who did not wish to exercise their rights to sell them on the New York Stock Exchange. The record date for determining shareholders eligible to participate in the rights offering was November 29, 2002. The subscription period was from December 2, 2002 to December 20, 2002. The Market price for the shares issued through the rights offering was calculated based on the volume-weighted average closing price of the Fund's shares from December 16 through December 20, 2002. The rights offering was fully subscribed and the Fund issued 5,663,892 new shares at a price of $4.34 each. The total gross proceeds to the Fund were $24,581,291. As of November 30, 2003, the expense associated with the rights offering totaled $159,614.


9. LOAN OUTSTANDING
     The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $20,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. At May 31, 2004, the Fund had a loan payable in the amount of $20,000,000 with a weighted average interest rate of 1.09%, calculated at a rate per annum during each Interest Period equal to 30-day LIBOR on the Interest Commencement Date of such Interest Period plus 1%. This loan has no maturity date and can be paid or called at any time.

                       BOULDER GROWTH & INCOME FUND, INC.

10. DEFERRED COMPENSATION
     At May 31, 2004, the Fund had a deferred compensation liability to a former Director of the Fund which totaled $100,325 including any accrued interest.

11. CHANGE OF DIRECTOR
     On May 18, 2004, Susan L. Ciciora did not stand for re-election as Director of the Fund. In her place, the Nominating Committee recommended John S. Horejsi. At the same meeting, shareholders elected John S. Horejsi to serve a one year term as Director to the Fund.

ADDITIONAL INFORMATION

                                PRIVACY STATEMENT

     Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Directors of the Boulder Growth & Income Fund, Inc. have established the following policy regarding information about the Fund's shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use. The Fund collects nonpublic information (e.g., your name, address, Social Security Number, Fund holdings) about shareholders from transactions in Fund shares. The Fund will not release information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: (i) we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; or (iii) we are required by law to release information to the recipient. The Fund has not and will not in the future give or sell information about its current or former shareholders to any company, individual, or group (except as permitted by law). The Fund will only use information about its shareholders as necessary to service or maintain shareholder accounts in the ordinary course of business. Internally, we also restrict access to shareholder personal data to those who have a specific need for the records. We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal data.


                      PROXY VOTING POLICIES AND PROCEDURES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 800-331-1710 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

                       BOULDER GROWTH & INCOME FUND, INC.

              MEETING OF SHAREHOLDERS -- VOTING RESULTS (UNAUDITED)

     On May 18, 2004, the Fund held its Annual Meeting of Shareholders to consider the election of Directors of the Fund and certain corporate governance proposals. The following votes were recorded:


PROPOSAL 1: (VOTING BY ALL SHAREHOLDERS):

         ELECTION OF RICHARD I. BARR AS DIRECTOR OF THE FUND                               # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------                             ------------------        -----------------
         Affirmative ................................................................     10,208,483.0000                96.4
         Withheld ...................................................................        383,304.0000                 3.6
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

         ELECTION OF JOEL W. LOONEY AS DIRECTOR OF THE FUND                                # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------                              ------------------        -----------------
         Affirmative ................................................................     10,208,484.0000                96.4
         Withheld ...................................................................        383,303.0000                 3.6
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

         ELECTION OF ALFRED G. ALDRIDGE, JR. AS DIRECTOR OF THE FUND                       # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------------                     ------------------        -----------------
         Affirmative ................................................................     10,207,384.0000                96.4
         Withheld ...................................................................        384,403.0000                 3.6
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

         ELECTION OF JOHN S. HOREJSI AS DIRECTOR OF THE FUND                               # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------                             ------------------        -----------------
         Affirmative ................................................................     10,188,005.0000                96.2
         Withheld ...................................................................        403,782.0000                 3.8
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

         ELECTION OF STEPHEN C. MILLER AS DIRECTOR OF THE FUND                             # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------                           ------------------        -----------------
         Affirmative ................................................................     10,208,009.0000                96.4
         Withheld ...................................................................        383,778.0000                 3.6
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

PROPOSAL 2: (VOTING BY ALL SHAREHOLDERS):

         AMENDMENT TO THE FUND'S CHARTER TO DECLASSIFY THE BOARD
         AND PROVIDE FOR ANNUAL ELECTION OF DIRECTORS                                      # OF VOTES CAST          % OF VOTES CAST
         -------------------------------------------------------                         ------------------        -----------------
         For ........................................................................     10,352,507.0000                97.7
         Against ....................................................................        136,384.0000                 1.3
         Abstain ....................................................................        102,896.0000                 1.0
                                                                                         ----------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                         ================               =====

PROPOSAL 3: (VOTING BY ALL SHAREHOLDERS):

         AMENDMENT TO THE FUND'S CHARTER PROVIDING THAT DIRECTORS SHALL BE
         ELECTED BY A PLURALITY OF VOTES CAST AT A MEETING AT WHICH A QUORUM IS PRESENT    # OF VOTES CAST          % OF VOTES CAST
         ------------------------------------------------------------------------------   -----------------        -----------------
         For ........................................................................      6,129,067.0000                57.9
         Against ....................................................................        164,014.0000                 1.5
         Abstain ....................................................................         82,464.0000                 0.8
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

                       BOULDER GROWTH & INCOME FUND, INC.


PROPOSAL 4: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROVIDING THAT THE SECRETARY OF THE FUND SHALL
         CALL A SPECIAL STOCKHOLDERS MEETING UPON THE WRITTEN REQUEST OF THE HOLDERS
         OF 25% OF OUTSTANDING SHARES ENTITLED TO VOTE AT THE MEETING                      # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------------------------------      -----------------        -----------------
         For ........................................................................      6,085,323.0000                57.5
         Against ....................................................................        212,927.0000                 2.0
         Abstain ....................................................................         77,295.0000                 0.7
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

PROPOSAL 5: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER VESTING IN THE STOCKHOLDERS THE POWER TO AMEND
         OR ADOPT BYLAWS BY THE AFFIRMATIVE VOTE OF A MAJORITY OF VOTES CAST AT A
         MEETING AT WHICH A QUORUM IS PRESENT                                              # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------------------------------       -----------------        -----------------
         For ........................................................................      6,109,955.0000                57.7
         Against ....................................................................        156,896.0000                 1.5
         Abstain ....................................................................        108,694.0000                 1.0
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

PROPOSAL 6: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROHIBITING THE FUND FROM OPTING INTO ANY
         PROVISION OF THE MARYLAND UNSOLICITED TAKEOVERS ACT                               # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------------------------            -----------------        -----------------
         For ........................................................................      6,095,657.0000                57.6
         Against ....................................................................        165,286.0000                 1.5
         Abstain ....................................................................        114,602.0000                 1.1
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

PROPOSAL 7: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER REPEALING ARTICLE SEVENTH, SECTION 5 AND
         REPLACING IT WITH A PROVISION PROVIDING THAT NO (A) BUSINESS COMBINATION
         (E.G., MERGERS, CONSOLIDATION, SHARE EXCHANGES), (B) VOLUNTARY LIQUIDATION
         OR DISSOLUTION, (C) STOCKHOLDER PROPOSAL REGARDING SPECIFIC INVESTMENT
          DECISIONS, (D) PROPOSAL TO OPEN-END THE FUND, OR (E) SELF TENDER FOR
         MORE THAN 25% OF THE FUND'S SHARES IN ANY TWELVE-MONTH PERIOD, MAY BE
         EFFECTED WITHOUT THE AFFIRMATIVE VOTE OF THE HOLDERS OF AT LEAST
         TWO-THIRDS OF OUTSTANDING SHARES ENTITLED TO BE CAST ON THE MATTER                # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------------------------------       -----------------        -----------------
         For ........................................................................      5,773,585.0000                54.5
         Against ....................................................................        435,888.0000                 4.1
         Abstain ....................................................................        166,072.0000                 1.6
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

                       BOULDER GROWTH & INCOME FUND, INC.


PROPOSAL 8: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER TO ESTABLISH THE MAXIMUM NUMBER OF DIRECTORS AT
         FIVE                                                                              # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------------------------------      ----------------         -----------------
         For ........................................................................      6,104,442.0000                57.6
         Against ....................................................................        180,279.0000                 1.7
         Abstain ....................................................................         90,824.0000                 0.9
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====


PROPOSAL 9: (VOTING BY ALL SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROVIDING THAT ONLY CERTAIN CORPORATE ACTIONS
         SHALL BE APPROVED BY THE AFFIRMATIVE VOTE OF THE HOLDERS OF AT LEAST A
         MAJORITY OF ALL THE VOTES ENTITLED TO BE CAST ON THE MATTER                       # OF VOTES CAST          % OF VOTES CAST
         -------------------------------------------------------------------------        ----------------         -----------------
         For ........................................................................      6,082,574.0000                57.4
         Against ....................................................................        182,238.0000                 1.7
         Abstain ....................................................................        110,733.0000                 1.1
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====


PROPOSAL 10: (VOTING BY ALL SHAREHOLDERS):

         A PROPOSAL TO AMEND AND RESTATE THE CHARTER, THE IMPLEMENTATION OF WHICH IS
         CONTINGENT ON THE APPROVAL OF PROPOSALS 2 THROUGH 9                               # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------------------------------      -----------------        -----------------
         For ........................................................................      6,040,644.0000                57.0
         Against ....................................................................        192,553.0000                 1.8
         Abstain ....................................................................        142,348.0000                 1.4
         No Vote ....................................................................      4,216,242.0000                39.8
                                                                                          ---------------               -----
                  TOTAL .............................................................     10,591,787.0000               100.0
                                                                                          ===============               =====

                       This Page Left Blank Intentionally.

[GRAPHIC OMITTED]
MOUNTAIN ART

BOULDER GROWTH & INCOME FUND, INC.
P.O. Box 43027
Providence, RI 02940-3027


                                     BOULDER
                                 GROWTH & INCOME
                                   FUND, INC.
                                   (NYSE: BIF)
                       ----------------------------------

                               SEMI-ANNUAL REPORT
                                  MAY 31, 2004

                                    DIRECTORS

                     Brig. Gen (Ret.) Alfred G. Aldridge Jr.
                                 Richard I. Barr
                                 John S. Horejsi
                                 Joel W. Looney
                                Stephen C. Miller

                                    OFFICERS

                                Stephen C. Miller
                                    President

                                  Carl D. Johns
                          Vice President and Treasurer

                               Stephanie J. Kelley
                                    Secretary

                                Nicole L. Murphey
                               Assistant Secretary

                              WWW.BOULDERFUNDS.NET


  If you have questions regarding shares you held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent -- PFPC, Inc. at:

                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710

  This report is sent to shareholders of Boulder Growth & Income Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BOULDER GROWTH & INCOME FUND, INC.

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                           Stephen C. Miller, President
                           (principal executive officer)

Date              JULY 14, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                           Stephen C. Miller, President
                           (principal executive officer)

Date              JULY 14, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ CARL D. JOHNS
                         -------------------------------------------------------
                           Carl D. Johns, Vice President and Treasurer
                           (principal financial officer)

Date              JULY 14, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.